Net finance costs (Tables)	12 Months Ended
Dec. 31, 2024
Net finance costs
Summary of net finance costs

	2022 GBPm	2023 GBPm	2024 GBPm
Interest on short-term bank loans, overdrafts and commercial paper	(19)	(31)	(48)
Interest on term debt	(157)	(263)	(228)
Interest on lease liabilities	(6)	(6)	(5)
Total borrowing costs	(182)	(300)	(281)
Losses on loans and derivatives not designated as hedges	(9)	(20)	(20)
Fair value losses on designated fair value hedge relationships	(9)	(2)	(2)
Net financing charge on defined benefit pension schemes	(5)	(1)	(1)
Finance costs	(205)	(323)	(304)
Interest on bank deposits	4	8	6
Finance income	4	8	6
Net finance costs	(201)	(315)	(298)